Long-term debt	12 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Long-term debt
8.	Long-term debt:

(a)	Long-term debt consists of the following:

	As of
	March 31, 2018	March 25, 2017*
	(In thousands)
Cash advance provided by the Company’s controlling shareholder, Montrovest, bearing interest at an annual rate of 11%, net of withholding taxes (note 16(c))	4,000	1,500
Term loan from Investissement Quebec, bearing interest at an annual rate of Canadian prime plus 7.0%, repayable beginning in October 2014 in 60 equal monthly principal payments of $64,634 (CAD$83,333), secured by the assets of the Company. The balance at March 31, 2018 and March 25, 2017 was CAD$1.6 million and CAD$2.9 million, respectively (b).	1,204	2,141
Term loan from Investissement Québec, bearing interest at an annual rate of Canadian prime plus 10%, repayable beginning in August 2015 in 48 equal monthly principal payment of $32,318 (CAD$41,667), secured by the assets of the Company. The balance at March 31, 2018 and March 25, 2017 was CAD$0.8 million and 1.4 million respectively (b)	586	1,061
Obligations under capital leases, at annual interest rates between 3.6% and 25.8%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to March 2023.	578	469
Senior secured term loans that are subordinated in lien priority to the Company’s senior secured revolving credit facility. The loan bore interest at an annual rate of LIBOR plus 9.75%. The load was fully repaid in October 2017.	$-	$500

Term loan from Investissement Québec, which bore interest at an annual rate of Canadian prime plus 5.5%. The loan was fully repaid in June 2017. The balance at March 25, 2017 was CAD$1.0 million (b).	-	779

	6,368	6,450
Current portion of long-term debt	2,611	2,393

	$3,757	$4,057

*Retrospectively revised (see note 18)

The term loans with Investissement Québec require the Company on an annual basis to have a working capital ratio of at least 1.15. The Company was in compliance with the working capital ratio as of March 31, 2018.

(c)	Future minimum lease payments for capital leases required in the following five years and thereafter are as follows (in thousands):

Year ending March:
2019	$279
2020	156
2021	119
2022	101
2023	40
Thereafter	-

695
Less imputed interest	117

$578

(d)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under capital leases, are as follows (in thousands):

Year ending March:
2019	$2,611
2020	2,026
2021	101
2022	92
2023	38
Thereafter	1,500

$6,368

(e)	As of March 31, 2018 and March 25, 2017, the Company had $0.8 million of outstanding letters of credit which were provided to certain lenders.